UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

September 30, 2012 (unaudited)

	Principal Amount (000)			U.S. $ Value
GOVERNMENTS - TREASURIES - 80.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	16,419		$8,298,980

South Africa - 0.2%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	39,000		5,162,357

United States - 79.8%
U.S. Treasury Bonds
5.375%, 2/15/31	U.S.$	1,961		2,836,402
6.25%, 8/15/23		10,000		14,510,940
6.625%, 2/15/27		45,570		70,975,275
7.625%, 2/15/25		85,000		138,815,625
8.00%, 11/15/21 (a)		75,000		117,474,600
8.75%, 8/15/20 (a)		138,000		216,810,972
U.S. Treasury Notes
1.375%, 9/30/18 (a)		355,000		366,204,510
1.50%, 8/31/18 (a)		91,000		94,554,642
1.875%, 10/31/17 (a)		30,400		32,262,000
2.625%, 8/15/20 (a)		358,400		396,228,045
2.625%, 11/15/20 (a) (b)		102,250		112,890,340
2.75%, 2/15/19 (a)		67,100		74,758,861
U.S. Treasury STRIPS
Zero Coupon, 5/15/17 (a) (c)		194,750		189,575,103

				1,827,897,315

Total Governments - Treasuries (cost $1,752,164,126)				1,841,358,652

CORPORATES - INVESTMENT GRADES - 15.7%
Industrial - 6.9%
Basic - 0.8%
Anglo American Capital PLC
9.375%, 4/08/19 (d)		3,492		4,581,504
ArcelorMittal
5.50%, 8/05/20 (a)		2,500		2,404,848
6.50%, 2/25/22 (a)		2,200		2,166,938
GTL Trade Finance, Inc.
7.25%, 10/20/17 (d)		2,536		2,935,420
Southern Copper Corp.
7.50%, 7/27/35		5,107		6,297,442

				18,386,152

Capital Goods - 0.9%
Embraer SA
5.15%, 6/15/22		1,494		1,603,510
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19		– 0	–	0
Legrand France SA
8.50%, 2/15/25		10		12,889

	Principal Amount (000)		U.S. $ Value
Odebrecht Finance Ltd.
6.00%, 4/05/23 (d)	U.S.$	6,895	$7,653,450
Owens Corning
9.00%, 6/15/19		3,000	3,775,662
Republic Services, Inc.
5.25%, 11/15/21		6,098	7,218,745

			20,264,256

Communications - Media - 0.6%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		4,500	4,630,788
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (d) (e)		1,162	1,263,675
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22		– 0 –	0
Time Warner Cable, Inc.
5.875%, 11/15/40		1,375	1,616,916
6.55%, 5/01/37		1,457	1,830,933
Time Warner Entertainment Co. LP
8.375%, 7/15/33		2,500	3,634,527
Virgin Media Secured Finance PLC
5.25%, 1/15/21		1,629	1,889,893

			14,866,732

Communications - Telecommunications - 1.7%
American Tower Corp.
5.05%, 9/01/20		4,310	4,809,986
AT&T, Inc.
6.50%, 9/01/37		4,500	5,990,900
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (d)		4,719	5,073,675
Embarq Corp.
7.082%, 6/01/16		1,277	1,507,836
Oi SA
5.75%, 2/10/22 (a) (d)		5,500	5,755,454
Qwest Corp.
6.75%, 12/01/21		2,000	2,403,448
6.875%, 9/15/33		1,500	1,518,750
Telefonica Emisiones SAU
7.045%, 6/20/36		5,000	4,875,000
Verizon Communications, Inc.
6.90%, 4/15/38		4,500	6,422,539

			38,357,588

Consumer Cyclical - Automotive - 0.2%
Ford Motor Co.
7.45%, 7/16/31		650	808,437
Ford Motor Credit Co. LLC
5.00%, 5/15/18		803	876,654
5.75%, 2/01/21		2,125	2,380,147

			4,065,238

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.70%, 5/01/32	U.S.$	2,500	$3,510,870

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
4.25%, 3/01/22		2,200	2,261,074

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
5.75%, 5/15/41		4,700	5,919,175

Consumer Non-Cyclical - 0.6%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2,600	3,294,237
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (d)		1,699	1,821,849
Laboratory Corp. of America Holdings
2.20%, 8/23/17		1,421	1,451,363
3.75%, 8/23/22		686	717,837
SABMiller Holdings, Inc.
4.95%, 1/15/42 (d)		5,500	6,400,537

			13,685,823

Energy - 0.9%
Nabors Industries, Inc.
9.25%, 1/15/19		2,500	3,271,800
Noble Holding International Ltd.
4.90%, 8/01/20		389	434,540
Phillips 66
4.30%, 4/01/22 (d)		5,550	6,078,104
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (d)		3,568	3,844,863
Southwestern Energy Co.
4.10%, 3/15/22 (d)		1,519	1,612,253
Transocean, Inc.
7.50%, 4/15/31		2,200	2,717,253
Weatherford International Ltd./Bermuda
7.00%, 3/15/38		2,900	3,277,490

			21,236,303

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (d)		2,803	2,971,180

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		782	896,414
Applied Materials, Inc.
5.85%, 6/15/41		6,621	8,308,375

			9,204,789

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22	U.S.$	1,568	$1,732,326

Transportation - Services - 0.0%
Asciano Finance Ltd.
4.625%, 9/23/20 (d)		1,080	1,104,418

			157,565,924

Financial Institutions - 6.7%
Banking - 3.2%
Banco Bradesco SA/Cayman Islands
5.75%, 3/01/22 (d)		4,500	4,810,012
BBVA Banco Continental SA
5.00%, 8/26/22 (d)		2,849	2,935,248
BNP Paribas SA
5.00%, 1/15/21		5,500	6,085,590
Capital One Financial Corp.
6.15%, 9/01/16		2,900	3,310,356
Citigroup, Inc.
8.50%, 5/22/19		9,100	12,034,805
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.875%, 2/08/22		5,750	6,102,417
Fifth Third Bancorp
5.45%, 1/15/17		3,100	3,490,377
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		4,980	5,742,134
HSBC Bank USA NA
4.875%, 8/24/20		2,030	2,187,991
Itau Unibanco Holding SA/Cayman Island
6.20%, 12/21/21 (a) (d)		1,475	1,604,063
JPMorgan Chase & Co.
4.50%, 1/24/22		7,500	8,319,375
Macquarie Bank Ltd.
5.00%, 2/22/17 (d)		812	867,297
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		506	609,549
Morgan Stanley
10.09%, 5/03/17 (d)	BRL	11,615	6,159,144
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	2,742	2,830,118
Vesey Street Investment Trust I
4.404%, 9/01/16		1,826	1,947,322
Wachovia Bank NA
4.875%, 2/01/15		3,841	4,162,353

			73,198,151

Brokerage - 0.2%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (a)		4,400	4,975,608

Finance - 0.7%
General Electric Capital Corp.
5.875%, 1/14/38		3,643	4,341,221

	Principal Amount (000)		U.S. $ Value
6.44%, 11/15/22	GBP	128	$236,027
Series B
6.25%, 12/15/22	U.S.$	1,000	1,055,530
Series G
6.875%, 1/10/39		1,254	1,675,475
SLM Corp.
5.05%, 11/14/14		3,610	3,810,395
Series A
5.375%, 5/15/14		3,885	4,091,962

			15,210,610

Insurance - 2.0%
American General Institutional Capital B
8.125%, 3/15/46 (d)		509	598,075
American International Group, Inc.
8.175%, 5/15/58		2,525	3,089,969
CIGNA Corp.
5.125%, 6/15/20		1,690	1,950,650
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,625,695
Genworth Financial, Inc.
7.70%, 6/15/20		1,756	1,834,621
Great-West Life & Annuity Insurance
Capital LP II
7.153%, 5/16/46 (d)		2,707	2,767,908
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (d)		2,455	3,239,773
Hartford Financial Services Group, Inc.
5.95%, 10/15/36		3,533	3,760,151
Humana, Inc.
8.15%, 6/15/38		2,900	3,892,914
MetLife, Inc.
4.75%, 2/08/21		2,135	2,474,422
6.40%, 12/15/36		3,345	3,509,176
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (d)		2,700	3,694,550
Pacific Life Insurance Co.
9.25%, 6/15/39 (d)		1,500	1,987,203
Swiss Re Solutions Holding Corp.
7.75%, 6/15/30		2,800	3,613,162
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,648,101
ZFS Finance USA Trust II
6.45%, 12/15/65 (d)		2,108	2,234,480

			46,920,850

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (d)		308	378,306

REITS - 0.6%
DDR Corp.
7.875%, 9/01/20		3,000	3,867,111
Duke Realty LP
6.75%, 3/15/20		1,655	1,988,542

	Principal Amount (000)		U.S. $ Value
Entertainment Properties Trust
7.75%, 7/15/20	U.S.$	3,308	$3,810,594
HCP, Inc.
5.375%, 2/01/21		3,468	3,956,371

			13,622,618

			154,306,143

Non Corporate Sectors - 1.5%
Agencies - Not Government Guaranteed - 1.5%
Abu Dhabi National Energy Co.
5.875%, 12/13/21 (d)		775	901,659
Banco do Brasil SA
5.875%, 1/26/22 (d)		1,475	1,578,250
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (d)		13,563	15,943,307
9.25%, 4/23/19 (d)		7,115	9,267,287
Petrobras International Finance Co.-Pifco
5.375%, 1/27/21		5,000	5,633,855

			33,324,358

Utility - 0.6%
Electric - 0.5%
FirstEnergy Corp.
Series C
7.375%, 11/15/31		3,000	3,929,598
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		4,376	5,598,554
Southern California Edison Co.
Series E
6.25%, 2/01/22		2,200	2,389,156

			11,917,308

Natural Gas - 0.1%
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		792	850,782
4.15%, 3/01/22		1,385	1,496,191

			2,346,973

			14,264,281

Total Corporates - Investment Grades (cost $320,488,667)			359,460,706

CORPORATES - NON-INVESTMENT GRADES - 15.5%
Industrial - 12.6%
Basic - 1.1%
AK Steel Corp.
7.625%, 5/15/20		2,082	1,821,750
Arch Coal, Inc.
7.00%, 6/15/19 (a)		2,100	1,764,000
Calcipar SA
6.875%, 5/01/18 (d)		687	681,847
Commercial Metals Co.
6.50%, 7/15/17		1,993	2,092,650
7.35%, 8/15/18		2,644	2,782,810

	Principal Amount (000)		U.S. $ Value
Huntsman International LLC
5.50%, 6/30/16 (a) (f)	U.S.$	1,809	$1,818,045
LyondellBasell Industries NV
5.75%, 4/15/24		3,300	3,753,750
Steel Dynamics, Inc.
7.625%, 3/15/20		3,000	3,255,000
Usiminas Commercial Ltd.
7.25%, 1/18/18 (d)		4,263	4,646,670
Weyerhaeuser Co.
7.375%, 3/15/32		2,000	2,373,272

			24,989,794

Capital Goods - 1.9%
B/E Aerospace, Inc.
5.25%, 4/01/22		2,200	2,288,000
6.875%, 10/01/20		2,000	2,220,000
Ball Corp.
5.00%, 3/15/22		5,500	5,761,250
Berry Plastics Corp.
10.25%, 3/01/16		67	69,513
Bombardier, Inc.
7.50%, 3/15/18 (d)		3,000	3,397,500
Building Materials Corp. of America
7.00%, 2/15/20 (d)		635	688,975
7.50%, 3/15/20 (d)		2,498	2,735,310
Clean Harbors, Inc.
5.25%, 8/01/20 (d)		1,200	1,236,000
CNH America LLC
7.25%, 1/15/16		2,000	2,245,000
Griffon Corp.
7.125%, 4/01/18		3,558	3,767,032
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18		698	756,458
7.125%, 3/15/21		690	742,613
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		5,095	5,349,750
Sealed Air Corp.
6.875%, 7/15/33 (d)		2,885	2,711,900
8.125%, 9/15/19 (d)		1,127	1,253,787
8.375%, 9/15/21 (d)		1,157	1,295,840
SPX Corp.
6.875%, 9/01/17		2,900	3,240,750
Summit Materials LLC/Summit Materials
Finance Corp.
10.50%, 1/31/20 (d)		1,599	1,710,930
UR Merger Sub Corp.
5.75%, 7/15/18 (d)		2,550	2,693,437

			44,164,045

Communications - Media - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, 1/31/22		2,079	2,271,308

	Principal Amount (000)		U.S. $ Value
Clear Channel Communications, Inc.
5.75%, 1/15/13 (a)	U.S.$	220	$220,275
CSC Holdings LLC
6.75%, 11/15/21 (d)		5,000	5,512,500
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (a)		672	653,520
DISH DBS Corp.
7.125%, 2/01/16		2,000	2,210,000
Hughes Satellite Systems Corp.
7.625%, 6/15/21		3,111	3,445,432
Intelsat Jackson Holdings SA
7.25%, 4/01/19		4,231	4,569,480
Lamar Media Corp.
5.875%, 2/01/22		5,500	5,857,500
LIN Television Corp.
8.375%, 4/15/18 (a)		900	954,000
Quebecor Media, Inc.
7.75%, 3/15/16		3,000	3,090,000
RR Donnelley & Sons Co.
8.25%, 3/15/19		2,984	3,028,760
Univision Communications, Inc.
6.875%, 5/15/19 (d)		3,295	3,389,731
UPCB Finance III Ltd.
6.625%, 7/01/20 (d)		2,200	2,304,500
Videotron Ltd.
5.00%, 7/15/22		2,255	2,356,475
Virgin Media Finance PLC
5.25%, 2/15/22		2,024	2,125,200
8.375%, 10/15/19		2,000	2,275,000
XM Satellite Radio, Inc.
7.625%, 11/01/18 (d)		2,500	2,762,500

			47,026,181

Communications - Telecommunications - 0.7%
eAccess Ltd.
8.25%, 4/01/18 (d)		1,596	1,448,370
Frontier Communications Corp.
8.125%, 10/01/18		2,000	2,250,000
Nextel Communications, Inc.
Series C
5.95%, 3/15/14		2,500	2,506,250
SBA Telecommunications, Inc.
5.75%, 7/15/20 (d)		875	918,750
Sprint Nextel Corp.
9.00%, 11/15/18 (d)		2,065	2,478,000
Sunrise Communications International SA
7.00%, 12/31/17 (d)	EUR	1,585	2,176,325
Windstream Corp.
7.50%, 4/01/23	U.S.$	2,000	2,090,000
7.75%, 10/01/21		1,070	1,152,925

			15,020,620

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.5%
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (d)	U.S.$	1,506	$1,682,955
Delphi Corp.
5.875%, 5/15/19		654	706,320
6.125%, 5/15/21		491	543,783
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (d)	EUR	1,500	2,038,410
Goodyear Tire & Rubber Co. (The)
7.00%, 5/15/22 (a)	U.S.$	2,186	2,317,160
8.75%, 8/15/20		3,000	3,412,500
Schaeffler Finance BV
8.50%, 2/15/19 (d)		1,200	1,344,000

			12,045,128

Consumer Cyclical - Entertainment - 0.0%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		841	928,254

Consumer Cyclical - Other - 0.9%
Broder Brothers Co.
12.00%, 10/15/13 (d) (g)		607	586,081
Choice Hotels International, Inc.
5.75%, 7/01/22		195	212,550
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16 (d)		2,000	2,130,000
Host Hotels & Resorts LP
9.00%, 5/15/17		2,000	2,180,000
MGM Resorts International
8.625%, 2/01/19 (d)		4,315	4,703,350
NCL Corp., Ltd.
9.50%, 11/15/18		1,757	1,945,878
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		2,000	2,065,000
7.50%, 10/15/27 (a)		1,100	1,163,250
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		1,188	1,324,620
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (a) (d)		3,400	3,502,000

			19,812,729

Consumer Cyclical - Restaurants - 0.1%
CKE Restaurants, Inc.
11.375%, 7/15/18 (a)		2,000	2,320,000

Consumer Cyclical - Retailers - 0.8%
AutoNation, Inc.
6.75%, 4/15/18		481	540,524
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		401	443,606
JC Penney Corp., Inc.
5.65%, 6/01/20		5,500	4,963,750

	Principal Amount (000)		U.S. $ Value
Limited Brands, Inc.
5.625%, 2/15/22	U.S.$	1,727	$1,860,842
6.90%, 7/15/17		3,621	4,164,150
Rite Aid Corp.
8.00%, 8/15/20		3,200	3,632,000
Toys R US-Delaware, Inc.
7.375%, 9/01/16 (a) (d)		3,206	3,262,105

			18,866,977

Consumer Non-Cyclical - 1.9%
Boparan Finance PLC
9.875%, 4/30/18 (d)	GBP	2,400	4,127,427
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	U.S.$	1,717	1,831,824
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		2,750	3,008,500
Emergency Medical Services Corp.
8.125%, 6/01/19		2,391	2,534,460
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (d)		2,125	2,273,750
HCA Holdings, Inc.
7.75%, 5/15/21		1,700	1,853,000
HCA, Inc.
8.50%, 4/15/19		1,895	2,136,612
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (d)		2,000	2,245,000
JBS Finance II Ltd.
8.25%, 1/29/18 (d)		3,100	3,162,000
JBS USA LLC/JBS USA Finance, Inc.
8.25%, 2/01/20 (a) (d)		2,063	2,037,213
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (d)		2,000	2,115,000
Mylan, Inc./PA
7.625%, 7/15/17 (d)		290	321,900
7.875%, 7/15/20 (d)		290	326,975
Party City Holdings, Inc.
8.875%, 8/01/20 (d)		2,225	2,369,625
Post Holdings, Inc.
7.375%, 2/15/22 (d)		1,639	1,741,438
Select Medical Corp.
7.625%, 2/01/15		27	27,371
Select Medical Holdings Corp.
6.429%, 9/15/15 (f)		5,000	5,000,000
Valeant Pharmaceuticals International
6.875%, 12/01/18 (d)		2,145	2,257,612
7.00%, 10/01/20 (d)		2,200	2,315,500
7.25%, 7/15/22 (a) (d)		582	613,283

			42,298,490

Energy - 1.4%
Antero Resources Finance Corp.
9.375%, 12/01/17		2,000	2,210,000

	Principal Amount (000)		U.S. $ Value
Berry Petroleum Co.
6.375%, 9/15/22	U.S.$	3,107	$3,277,885
Chesapeake Energy Corp.
6.625%, 8/15/20		2,435	2,511,094
Cie Generale de Geophysique - Veritas
9.50%, 5/15/16		857	925,560
Cimarex Energy Co.
5.875%, 5/01/22		2,331	2,459,205
Forest Oil Corp.
7.25%, 6/15/19 (a)		2,964	2,941,770
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		2,737	2,791,740
Oil States International, Inc.
6.50%, 6/01/19		1,960	2,082,500
Quicksilver Resources, Inc.
7.125%, 4/01/16 (a)		471	402,705
SandRidge Energy, Inc.
7.50%, 2/15/23 (d)		2,270	2,338,100
8.125%, 10/15/22 (d)		2,100	2,236,500
SESI LLC
6.375%, 5/01/19		615	658,050
7.125%, 12/15/21		2,834	3,131,570
Tesoro Corp.
9.75%, 6/01/19		3,800	4,398,500

			32,365,179

Other Industrial - 0.1%
Brightstar Corp.
9.50%, 12/01/16 (d)		1,600	1,718,000
Hologic, Inc.
6.25%, 8/01/20 (d)		540	572,400

			2,290,400

Services - 0.2%
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (d)		1,820	1,956,500
Service Corp. International/US
7.50%, 4/01/27		3,300	3,498,000
West Corp.
11.00%, 10/15/16		150	156,000

			5,610,500

Technology - 0.8%
Amkor Technology, Inc.
6.625%, 6/01/21		3,000	3,045,000
CDW LLC/CDW Finance Corp.
8.50%, 4/01/19		5,000	5,437,500
First Data Corp.
7.375%, 6/15/19 (d)		4,500	4,635,000
Freescale Semiconductor, Inc.
10.125%, 12/15/16		104	107,900
10.125%, 3/15/18 (d)		2,000	2,200,000

	Principal Amount (000)		U.S. $ Value
Sanmina-SCI Corp.
7.00%, 5/15/19 (a) (d)	U.S.$	1,830	$1,848,300

			17,273,700

Transportation - Airlines - 0.1%
TAM Capital 3, Inc.
8.375%, 6/03/21 (d)		2,843	3,063,332

			288,075,329

Utility - 1.6%
Electric - 1.3%
AES Corp. (The)
8.00%, 10/15/17		4,000	4,620,000
Calpine Corp.
7.875%, 7/31/20 (d)		3,200	3,496,000
CMS Energy Corp.
8.75%, 6/15/19		3,900	5,062,426
ComEd Financing III
6.35%, 3/15/33		3,462	3,479,310
Duquesne Light Holdings, Inc.
6.40%, 9/15/20 (d)		2,140	2,528,787
EDP Finance BV
4.90%, 10/01/19 (d)		255	237,150
6.00%, 2/02/18 (d)		3,490	3,483,788
GenOn Americas Generation LLC
8.50%, 10/01/21		3,200	3,480,000
GenOn Energy, Inc.
7.875%, 6/15/17		2,100	2,236,500
NRG Energy, Inc.
8.25%, 9/01/20		1,300	1,417,000

			30,040,961

Natural Gas - 0.3%
Chesapeake Midstream Partners
6.125%, 7/15/22		1,123	1,187,572
El Paso LLC
Series G
7.75%, 1/15/32		2,000	2,329,238
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20 (d)		2,196	2,305,800

			5,822,610

			35,863,571

Financial Institutions - 1.3%
Banking - 0.6%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	6,790	6,500,488
Barclays Bank PLC
4.75%, 3/15/20		10,000	7,768,126

			14,268,614

	Principal Amount (000)		U.S. $ Value
Finance - 0.2%
Air Lease Corp.
5.625%, 4/01/17 (d)	U.S.$	1,483	$1,512,660
Ally Financial, Inc.
Series 8
6.75%, 12/01/14		2,640	2,824,800

			4,337,460

Insurance - 0.0%
Scottish Mutual Assurance Ltd.
6.586%, 4/25/16	GBP	43	40,834

Other Finance - 0.4%
Aviation Capital Group Corp.
6.75%, 4/06/21 (d)	U.S.$	4,235	4,317,159
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		3,000	3,217,500
iPayment, Inc.
10.25%, 5/15/18		1,814	1,582,715

			9,117,374

REITS - 0.1%
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership
7.75%, 3/15/20		2,514	3,002,174

			30,766,456

Total Corporates - Non-Investment Grades (cost $330,427,840)			354,705,356

AGENCIES - 9.9%
Agency Debentures - 6.8%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		96,516	101,249,144
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		61,700	54,500,289

			155,749,433

Agency Subordinated - 3.1%
Federal National Mortgage Association
5.375%, 6/12/17		59,222	71,803,714

Total Agencies (cost $202,503,094)			227,553,147

MORTGAGE PASS-THROUGHS - 8.9%
Agency Fixed Rate 30-Year - 8.3%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36		13,821	15,214,649
Series 2007
7.00%, 2/01/37		4,755	5,492,398
Federal National Mortgage Association
3.50%, TBA		103,000	110,193,906
3.50%, 2/01/41		32,311	34,685,363

	Principal Amount (000)		U.S. $ Value
6.00%, 9/01/38-4/01/40	U.S.$	8,937	$9,884,827
Series 1998
8.00%, 6/01/28		36	43,793
Series 1999
7.50%, 11/01/29		52	64,099
Series 2008
6.00%, 5/01/38		11,647	12,897,094
Series 2010
6.00%, 2/01/40		980	1,083,151

			189,559,280

Agency ARMs - 0.6%
Federal Home Loan Mortgage Corp.
Series 2007
3.049%, 3/01/37 (f)		5,194	5,600,233
3.207%, 2/01/37 (f)		6,290	6,666,963
3.271%, 3/01/37 (f)		2,160	2,319,410

			14,586,606

Total Mortgage Pass-Throughs (cost $199,022,155)			204,145,886

QUASI-SOVEREIGNS - 4.0%
Quasi-Sovereign Bonds - 4.0%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (d)		6,188	8,028,930

Kazakhstan - 1.1%
KazMunayGas National Co.
6.375%, 4/09/21 (d)		21,455	25,759,088

Mexico - 0.5%
Comision Federal de Electricidad
5.75%, 2/14/42 (d)		5,750	6,396,875
Petroleos Mexicanos
6.50%, 6/02/41		4,900	6,107,850

			12,504,725

Russia - 1.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (d)		19,568	21,519,125
7.75%, 5/29/18 (d)		9,905	11,687,900

			33,207,025

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
5.50%, 3/01/22 (d)		5,400	6,048,000

Venezuela - 0.3%
Petroleos de Venezuela SA
5.25%, 4/12/17 (d)		7,500	5,925,000

	Principal Amount (000)		U.S. $ Value
Total Quasi-Sovereigns (cost $71,147,927)			$91,472,768

EMERGING MARKETS - CORPORATE BONDS - 2.3%
Industrial - 2.1%
Basic - 0.4%
Evraz Group SA
9.50%, 4/24/18 (d)	U.S.$	385	433,190
Novelis, Inc./GA
8.75%, 12/15/20		800	886,000
Vedanta Resources PLC
8.75%, 1/15/14 (a) (d)		7,226	7,533,105

			8,852,295

Communications - Media - 0.3%
Columbus International, Inc.
11.50%, 11/20/14 (d)		3,959	4,394,490
European Media Capital SA
10.00%, 2/01/15 (h)		1,853	1,723,458

			6,117,948

Communications - Telecommunications - 0.4%
MTS International Funding Ltd.
8.625%, 6/22/20 (d)		4,100	4,986,420
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (d)		3,500	4,006,450

			8,992,870

Consumer Cyclical - Other - 0.5%
Corp. GEO SAB de CV
8.875%, 3/27/22 (d)		3,154	3,224,965
Desarrolladora Homex SAB de CV
9.75%, 3/25/20 (a) (d)		4,100	4,260,874
MCE Finance Ltd.
10.25%, 5/15/18		2,420	2,740,650
Peermont Global Pty Ltd.
7.75%, 4/30/14 (d)	EUR	50	61,682
Urbi Desarrollos Urbanos SAB de CV
9.75%, 2/03/22 (d)	U.S.$	225	198,000

			10,486,171

Consumer Non-Cyclical - 0.2%
Hypermarcas SA
6.50%, 4/20/21 (d)		4,115	4,313,755

Energy - 0.2%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (d)		4,300	5,052,500

Other Industrial - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (d)		4,151	3,430,802

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.0%
TAM Capital 2, Inc.
9.50%, 1/29/20 (d)	U.S.$	751	$829,855

			48,076,196

Utility - 0.2%
Electric - 0.1%
DTEK Finance BV
9.50%, 4/28/15 (d)		1,432	1,432,000

Natural Gas - 0.1%
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (a) (d)		1,719	1,884,351

			3,316,351

Financial Institutions - 0.0%
Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (d)		350	351,750

Total Emerging Markets - Corporate Bonds
(cost $50,414,002)			51,744,297

BANK LOANS - 2.0%
Industrial - 1.8%
Basic - 0.2%
Newpage Corporation
8.00%, 3/08/13 (f)		3,400	3,431,892
Patriot Coal Corporation
9.25%, 12/31/13 (f)		1,025	1,021,587

			4,453,479

Capital Goods - 0.1%
AOT Bedding
9/29/19 (i)		1,500	1,492,770
HD Supply, Inc.
7.25%, 10/12/17 (f)		1,000	1,030,500
Sequa Corporation
3.69%-3.72%, 12/03/14 (f)		397	395,467

			2,918,737

Communications - Media - 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.47%, 7/03/14 (f)		531	505,214
Clear Channel Communications, Inc.
3.87%, 1/29/16 (f)		402	328,244
Univision Communications Inc.
4.47%, 3/31/17 (f)		1,955	1,929,215

			2,762,673

Consumer Cyclical - Automotive - 0.4%
Navistar, Inc.
7.00%, 8/17/17 (f)		2,000	2,020,000

	Principal Amount (000)		U.S. $ Value
Schaeffler AG
6.00%, 1/27/17 (f)	U.S.$	2,089	$2,108,145
TI Group Automotive Systems, L.L.C.
6.75%, 3/14/18 (f)		3,980	3,999,900

			8,128,045

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
2.72%, 11/23/16 (f)		746	742,670

Consumer Cyclical - Other - 0.2%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.22%, 1/28/15 (f)		1,141	1,105,069
November 2005 Land Investors, LLC
(North Las Vegas Consortium)
7.25%, 5/09/12 (f) (j) (k) (l)		2,179	0
Sabre, Inc.
5.97%, 9/30/17 (f)		2,161	2,142,694

			3,247,763

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corp.
5.50%, 2/23/17 (f)		941	949,171

Consumer Non-Cyclical - 0.4%
BJ’s Wholesale Club, Inc.
3/29/19 (i)		1,640	1,655,580
CHS/Community Health Systems, Inc.
3.86%-3.92%, 1/25/17 (f)		181	181,574
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.83%, 7/11/14 (f)		865	817,210
HCA Inc.
3.47%, 5/01/18 (f)		895	895,177
Immucor, Inc. (fka IVD Acquisition Corporation)
5.75%, 8/17/18 (f)		3,267	3,299,732
Par Pharmaceutical
8/02/19 (i)		930	927,908
U.S. Foods, Inc. (aka U.S. Foodservice, Inc.)
2.72%, 7/03/14 (f)		982	969,288

			8,746,469

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (f)		342	347,257
GBGH, LLC (US Energy)
6.00%, 6/09/13 (f) (k) (l)		258	19,328
14.00%, 6/09/14 (f) (g) (k) (l)		109	0

			366,585

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Gavilon Group LLC, The
6.00%, 12/06/16 (f)	U.S.$	306	$304,336
Harbor Freight Tools USA, Inc./Central Puchasing LLC
5.50%, 11/14/17 (f)		2,200	2,207,788

			2,512,124

Services - 0.1%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (f)		835	837,213
Global Cash Access, Inc.
7.00%, 3/01/16 (f)		301	302,446
ServiceMaster Co., (The)
2.72%, 7/24/14 (f)		61	60,857
2.73%, 7/24/14 (f)		613	611,126
West Corporation
5.50%, 7/15/16 (f)		481	484,465

			2,296,107

Technology - 0.1%
Avaya Inc.
3.18%, 10/24/14 (f)		120	115,947
4.93%, 10/26/17 (f)		240	218,672
Eastman Kodak Company
8.50%, 7/20/13 (f)		810	797,245
First Data Corporation
2.97%, 9/24/14 (f)		39	38,681
IPC Systems, Inc.
5.48%, 6/01/15 (f)		2,000	1,700,000
SunGard Data Systems Inc. (Solar Capital Corp.)
3.84%-4.06%, 2/28/16 (f)		311	310,961

			3,181,506

			40,305,329

Financial Institutions - 0.1%
Finance - 0.1%
iStar Financial, Inc.
5.25%, 3/19/16 (f)		2,559	2,566,883

Utility - 0.1%
Electric - 0.1%
Texas Competitive Electric Holdings Company, LLC (TXU)
3.73%-3.94%, 10/10/14 (f)		2,379	1,765,592

Total Bank Loans (cost $44,949,973)			44,637,804

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Non-Agency Fixed Rate CMBS - 1.4%
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class AM
5.509%, 9/15/39	U.S.$	13,000	$13,380,224
GS Mortgage Securities Corp II
Series 2011-GC5, Class C
5.475%, 8/10/44 (d)		5,651	6,051,659
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,400	3,409,156
Morgan Stanley Capital I
Series 2006-IQ12, Class AMFX
5.37%, 12/15/43		8,500	9,297,088

			32,138,127

Non-Agency Floating Rate CMBS - 0.0%
Eclipse Ltd.
Series 2007-1X, Class B
1.009%, 1/25/20 (d) (f)	GBP	59	61,976

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.198%, 11/16/45 (m)	U.S.$	2,010	21,332

Total Commercial Mortgage-Backed Securities (cost $26,911,304)			32,221,435

EMERGING MARKETS - SOVEREIGNS - 1.4%
Argentina - 0.7%
Republic of Argentina
7.82%, 12/31/33	EUR	19,585	16,359,412

Belarus - 0.2%
Republic of Belarus
8.95%, 1/26/18 (d)	U.S.$	3,743	3,671,883

El Salvador - 0.3%
El Salvador Government International Bond
7.65%, 6/15/35 (d)		5,957	6,656,947

Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21 (a)		5,000	5,444,000

Total Emerging Markets - Sovereigns (cost $29,399,524)			32,132,242

GOVERNMENTS - SOVEREIGN BONDS - 1.4%
Croatia - 0.7%
Republic of Croatia
6.25%, 4/27/17 (a) (d)		5,500	5,928,810
6.375%, 3/24/21 (d)		5,830	6,466,345

	Principal Amount (000)		U.S. $ Value
6.75%, 11/05/19 (d)	U.S.$	2,750	$3,100,625

			15,495,780

Indonesia - 0.1%
Republic of Indonesia
6.625%, 2/17/37 (d)		720	954,000
8.50%, 10/12/35 (d)		801	1,269,585

			2,223,585

Lithuania - 0.3%
Lithuania Government International Bond
6.625%, 2/01/22 (d)		6,489	8,046,360

Romania - 0.3%
Romanian Government International Bond
6.75%, 2/07/22 (d)		5,400	6,075,000

Total Governments - Sovereign Bonds (cost $27,636,727)			31,840,725

	Shares
PREFERRED STOCKS - 0.7%
Financial Institutions - 0.7%
Banking - 0.5%
PNC Financial Services Group, Inc.
6.125%		223,000	6,125,810
US Bancorp
6.50%		180,000	5,238,000

			11,363,810

Insurance - 0.1%
Hartford Financial Services Group, Inc.
7.875%		84,000	2,351,160

REITS - 0.1%
Health Care REIT, Inc.
6.50%		54,775	1,466,327

			15,181,297

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%		125,325	109,033

Total Preferred Stocks (cost $16,677,500)			15,290,330

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
California GO
7.95%, 3/01/36	U.S.$	3,955	4,725,513

	Principal Amount (000)		U.S. $ Value
Illinois GO
7.35%, 7/01/35	U.S.$	3,330	$3,922,907
Texas Transp Comm
(Texas St Hwy Fund First Tier)
5.178%, 4/01/30		2,560	3,106,022

Total Local Governments - Municipal Bonds (cost $9,887,858)			11,754,442

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Non-Agency Floating Rate - 0.2%
Luminent Mortgage Trust
Series 2006-6, Class A1
0.417%, 10/25/46 (f)		6,047	4,618,528

Non-Agency Fixed Rate - 0.2%
First Horizon Alternative Mortgage Securities
Series 2006-AA5, Class A1
2.588%, 9/25/36		3,050	2,143,476
Series 2006-AA7, Class A1
2.547%, 1/25/37		2,192	1,459,383

			3,602,859

Total Collateralized Mortgage Obligations (cost $7,598,998)			8,221,387

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15		315	294,525
2.375%, 5/25/16		3,728	3,448,400

			3,742,925

Russia - 0.1%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (d)		3,441	3,703,548

Total Governments - Sovereign Agencies (cost $6,964,430)			7,446,473

	Shares
COMMON STOCKS - 0.0%
Gallery Media (k) (n) (o) (cost $0)		697	1,045,500

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
EUR/USD Expiration: Dec 2012,
Exercise Price: EUR 1.2647 (n) (p)		23,810,000	303,523

Company		Contracts	U.S. $ Value
EUR/USD Expiration: Dec 2012, Exercise Price: EUR 1.26 (n) (p)		19,090,000	$202,974

			506,497

Swaptions – 0.0%
Interest Rate Swap USD RTP Expiration: Dec 2012, Exercise Rate: 90.5% (n) (p)		86,880,000	223,890

Total Options Purchased - Puts (cost $917,031)			730,387

	Shares
WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19 (k) (l) (n)		517	0
Ion Media Networks, expiring 12/12/39 (k) (l) (n)		1,264	0
Ion Media Networks, expiring 12/31/49 (k) (l) (n)		1,248	0

Total Warrants (cost $0)			0

SHORT-TERM INVESTMENTS - 4.3%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (q) (cost $27,876,055)		27,876,055	27,876,055

	Principal Amount (000)
Agency Discount Note - 3.1%
Federal Home Loan Bank Zero Coupon, 10/26/12 (cost $69,997,570)	U.S.$	70,000	69,997,570

Total Short-Term Investments (cost $97,873,625)			97,873,625

Total Investments - 149.1% (cost $3,194,984,781)(r)			3,413,635,162
Other assets less liabilities - (49.1)%			(1,124,316,978)

Net Assets - 100.0%			$2,289,318,184

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr Futures	1,137	December 2012	$170,277,931	$169,839,375	$438,556

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 5 Yr Futures	906	December 2012	$112,465,210	$112,917,329	$(452,119)
U.S. T-Note 10 Yr Futures	2,826	December 2012	374,932,536	377,226,844	(2,294,308)

					$(2,307,871)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	2,494	USD	4,048	10/24/12	$21,554
Citibank NA	USD	8,850	RUB	277,483	10/31/12	3,856
Credit Suisse London Branch (GFX)	TRY	41,345	USD	22,970	10/11/12	(3,429)
Credit Suisse London Branch (GFX)	USD	23,208	MXN	296,851	10/18/12	(182,662)
Goldman Sachs Capital Markets LP	BRL	27,893	USD	13,736	10/02/12	(22,699)
Goldman Sachs Capital Markets LP	USD	13,710	BRL	27,893	10/02/12	49,031
Goldman Sachs Capital Markets LP	USD	5,820	ZAR	49,094	10/04/12	76,834
Goldman Sachs Capital Markets LP	BRL	27,893	USD	13,647	11/05/12	(51,941)
JPMorgan Chase Bank, NA	USD	195	ZAR	1,609	10/04/12	(1,542)
Royal Bank of Canada	CAD	22,550	USD	22,977	11/09/12	58,486
Royal Bank of Scotland PLC	USD	11,225	TRY	20,309	10/11/12	59,494
Royal Bank of Scotland PLC	EUR	24,896	USD	30,572	10/17/12	(1,425,518)
Standard Chartered Bank	BRL	27,893	USD	13,528	10/02/12	(230,893)
Standard Chartered Bank	USD	13,736	BRL	27,893	10/02/12	22,699
Standard Chartered Bank	SGD	14,000	USD	11,428	10/05/12	19,647
Standard Chartered Bank	USD	11,263	SGD	14,077	10/05/12	208,283
Standard Chartered Bank	JPY	5,055,642	USD	64,927	11/16/12	121,117
State Street Bank & Trust Co.	USD	11,152	KRW	12,493,742	10/26/12	76,550
UBS AG	ZAR	93,875	USD	11,381	10/04/12	105,544
UBS AG	USD	11,551	TRY	21,117	10/11/12	182,373
UBS AG	EUR	56,639	USD	74,022	10/24/12	1,222,476
Westpac Banking Corp.	USD	1,440	EUR	1,110	10/24/12	(12,769)

						$296,491

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
CDX-NAHY 15 5 Year Index, 12/20/15*	5.00%	– 0 –%	$5,650	$22,311	$(393,937)	$416,248

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY 15 5 Year Index, 12/20/15*	5.00%	– 0 –%	$5,050	$19,941	$(354,865)	$374,806
Morgan Stanley Capital Services, Inc.:
CDX-NAHY 15 5 Year Index, 12/20/15*	5.00	3.28	20,544	1,084,267	312,145	772,122
CDX-NAHY 17 5 Year Index, 12/20/16*	5.00	4.46	42,240	896,154	(4,066,100)	4,962,254

				$2,022,673	$(4,502,757)	$6,525,430

* Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at September 30, 2012
Barclays Bank†	(1.25	)%*	– 0	–	$622,384
Barclays Bank†	(1.13	)%*	– 0	–	3,336,451
Barclays Bank†	(1.00	)%*	– 0	–	6,257,150
Barclays Bank†	(0.75	)%*	– 0	–	112,812
Barclays Bank†	(0.38	)%*	– 0	–	4,274,250
Barclays Bank†	(0.25	)%*	– 0	–	5,416,072
Barclays Bank†	(0.13	)%*	– 0	–	1,954,884
Barclays Bank	0.24%		10/10/12		107,272,165
Chase Manhattan Bank†	(0.25	)%*	– 0	–	5,599,456
Credit Suisse Securities (USA) LLC†	(1.38	)%*	– 0	–	207,203
Credit Suisse Securities (USA) LLC†	(1.00	)%*	– 0	–	4,421,091
Credit Suisse Securities (USA) LLC†	(0.75	)%*	– 0	–	5,624,138
Credit Suisse Securities (USA) LLC†	(0.50	)%*	– 0	–	658,709
Credit Suisse Securities (USA) LLC†	(0.25	)%*	– 0	–	3,509,259
Credit Suisse Securities (USA) LLC†	(0.15	)%*	– 0	–	2,172,192
Credit Suisse Securities (USA) LLC†	0.00%		– 0	–	1,594,844
Deutsche Bank†	(1.00	)%*	– 0	–	525,899
Deutsche Bank	0.22%		10/17/12		56,178,920
Deutsche Bank	0.26%		11/05/12		101,374,641
Goldman Sachs	0.23%		10/03/12		55,092,250
Goldman Sachs	0.24%		11/05/12		65,542,001
HSBC	0.21%		10/22/12		21,155,182
HSBC	0.22%		11/07/12		110,137,787
HSBC	0.23%		10/15/12		39,037,217
HSBC	0.23%		11/19/12		77,256,416
HSBC	0.25%		11/05/12		109,210,617
ING†	(1.88	)%*	– 0	–	349,654
ING†	(1.50	)%*	– 0	–	202,975
ING†	(0.88	)%*	– 0	–	1,006,804
ING†	(0.75	)%*	– 0	–	3,202,662
ING†	(0.50	)%*	– 0	–	139,141

Broker	Interest Rate	Maturity	U.S. $ Value at September 30, 2012
ING†	(0.25)%*	—	$720,860
Jefferies Group, Inc.	0.24%	10/04/12	68,582,921
JPMorgan Chase†	(0.25)%*	—	6,527,911
Warburg	0.23%	11/01/12	79,752,849
Warburg	0.23%	11/05/12	103,767,234

			$1,052,797,001

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2012
*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of September 30, 2012, the Fund had the following unfunded loan commitment of $5,825,000, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost			Value
General Motors Holding, LLC Revolver LIBOR +2.75% 10/27/15	$5,825,000	$	– 0	–	$(211,156)

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $1,058,719,836.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $773,947.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $23,031,306.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate market value of these securities amounted to $421,456,761 or 18.4% of net assets.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2012.
(f)	Floating Rate Security. Stated interest rate was in effect at September 30, 2012.
(g)	Pay-In-Kind Payments (PIK).
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.08% of net assets as of September 30, 2012, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
European Media Capital SA
10.00%, 2/01/15	8/18/10	$2,341,234	$1,723,458	0.08%

(i)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $4,076,258 and $46,957, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(j)	Security is in default and is non-income producing.
(k)	Fair valued.
(l)	Illiquid security.
(m)	IO - Interest Only
(n)	Non-income producing security.
(o)	Restricted and illiquid security.
(p)	One contract relates to 1 share.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $228,398,718 and gross unrealized depreciation of investments was $(9,748,337), resulting in net unrealized appreciation of $218,650,381.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
STRIPS	-	Separate Trading of Registered Interest and Principle of Securities
TBA	-	To Be Announced

COUNTRY BREAKDOWN*

September 30, 2012 (unaudited)

84.2%	United States
2.1%	Russia
2.0%	Brazil
0.9%	United Kingdom
0.8%	Kazakhstan
0.7%	Canada
0.6%	Mexico
0.5%	Argentina
0.4%	Croatia
0.4%	Netherlands
0.4%	India
0.3%	Germany
0.3%	Luxembourg
3.5%	Other
2.9%	Short-Term

100.0%

*	All data are as of September 30, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Australia, Barbados, Belarus, China, Colombia, El Salvador, France, Hong Kong, Hungary, Indonesia, Ireland, Japan, Lithuania, Norway, Peru, Portugal, Romania, South Africa, Spain, Switzerland, Ukraine, United Arab Emirates and Venezuela.

AllianceBernstein Income Fund

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,841,358,652		$	– 0	–	$1,841,358,652
Corporates - Investment Grades		– 0	–	363,164,254			– 0	–	363,164,254
Corporates - Non-Investment Grades		– 0	–	352,565,781			2,139,575		354,705,356
Agencies		– 0	–	227,553,147			– 0	–	227,553,147
Mortgage Pass-Throughs		– 0	–	204,145,886			– 0	–	204,145,886
Quasi-Sovereigns		– 0	–	91,472,768			– 0	–	91,472,768
Emerging Markets - Corporate Bonds		– 0	–	50,020,839			1,723,458		51,744,297
Bank Loans		– 0	–	– 0	–		44,637,804		44,637,804
Commercial Mortgage-Backed Securities		– 0	–	9,318,420			22,903,015		32,221,435
Emerging Markets - Sovereigns		– 0	–	32,132,242			– 0	–	32,132,242
Governments - Sovereign Bonds		– 0	–	31,840,725			– 0	–	31,840,725
Preferred Stocks		15,181,297		109,033			– 0	–	15,290,330
Local Governments - Municipal Bonds		– 0	–	11,754,442			– 0	–	11,754,442
Collateralized Mortgage Obligations		– 0	–	– 0	–		8,221,387		8,221,387
Governments - Sovereign Agencies		– 0	–	3,742,925			– 0	–	3,742,925
Common Stocks		– 0	–	– 0	–		1,045,500		1,045,500
Options Purchased - Puts		– 0	–	730,387			– 0	–	730,387
Warrants		– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments:
Investment Companies		27,876,055		– 0	–		– 0	–	27,876,055
Agency Discount Notes		– 0	–	69,997,570			– 0	–	69,997,570

Total Investments in Securities		43,057,352		3,289,907,071			80,670,739		3,413,635,162
Other Financial Instruments* :
Assets:
Futures Contracts		438,556		– 0	–		– 0	–	438,556
Forward Currency Exchange Contracts		– 0	–	2,227,944			– 0	–	2,227,944
Credit Default Swap Contracts		– 0	–	6,525,430			– 0	–	6,525,430
Liabilities:
Futures Contracts		(2,746,427)		– 0	–		– 0	–	(2,746,427)
Forward Currency Exchange Contracts		– 0	–	(1,931,453)			– 0	–	(1,931,453)
Unfunded Loan Commitments		– 0	–	– 0	–		(211,156)		(211,156)

Total†		$40,749,481		$3,296,728,992			$80,459,583		$3,417,938,056

^	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Emerging Markets - Corporate Bonds		Bank Loans
Balance as of 12/31/11	$1,250,452		$1,630,799		$39,984,562
Accrued discounts/(premiums)	(95,476)		(159,981)		299,801
Realized gain (loss)	– 0	–	– 0	–	180,022
Change in unrealized appreciation/depreciation	119,899		252,640		1,708,535
Purchases	1,483,000		– 0	–	27,679,029
Sales	– 0	–	– 0	–	(25,214,145)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(618,300)		– 0	–	– 0	–

Balance as of 9/30/12	$2,139,575		$1,723,458		$44,637,804

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$119,899		$252,640		$1,262,762

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Common Stocks
Balance as of 12/31/11	$49,535,691		$354,833		$871,250
Accrued discounts/(premiums)	128,488		15,760		– 0	–
Realized gain (loss)	2,190,362		69,037		– 0	–
Change in unrealized appreciation/depreciation	2,070,816		602,808		174,250
Purchases	3,294,813		7,675,546		– 0	–
Sales	(26,023,815)		(496,597)		– 0	–
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(8,293,340)		– 0	–	– 0	–

Balance as of 9/30/12	$22,903,015		$8,221,387		$1,045,500

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$2,668,195		$622,389		$174,250

	Options Purchased - Puts		Warrants^		Credit Default Swap Contracts
Balance as of 12/31/11	$170,219		$457,536		$(1,421,444)
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	(448,298)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	278,079		(457,536)		– 0	–
Purchases	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	– 0	–
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	1,421,444

Balance as of 9/30/12	$ – 0	–	$ – 0	–	$ – 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$ – 0	–	$ – 0	–	$ – 0	–

	Unfunded Loan Commitments		Total
Balance as of 12/31/11	$(760,162)		$92,073,736
Accrued discounts/(premiums)	– 0	–	188,592
Realized gain (loss)	– 0	–	1,991,123
Change in unrealized appreciation/depreciation	549,006		5,298,497
Purchases	– 0	–	40,132,388
Sales	– 0	–	(51,734,557)
Settlements	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3*	– 0	–	(7,490,196)

Balance as of 9/30/12	$(211,156)		$80,459,583

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$549,006		$5,649,141

^	The Fund held securities with zero market value at period end.
*	There were de minimis transfers under 1% of net assets during the reporting period

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at September 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/2012	Valuation Technique	Unobservable Input	Range
Bank Loans	$44,618,476	Third Party Vendor	Vendor Quote	$74.22-$103.05
	19,328	Fair Valuation	Valuation Committee Evaluation	$0.00-$7.50
Commercial Mortgage-Backed Securities	22,903,015	Third Party Vendor	Vendor Quote	$100.27-$109.38

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily and monthly multi-source pricing compares, reviewed and submitted to the Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) monitoring of performance and performance attribution reports for anomalous impacts based upon benchmark performance, and 2) review by portfolio managers, of all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2012